SHORT-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2015
SHORT-TERM DEBT
Schedule of Debt, Current
	As of December 31,
	2014	2015

Short-term borrowings	300,397,309	350,000,000
Long-term borrowings, current portion (Note 8)	240,122,039	453,131,683

Total	540,519,348	803,131,683

Schedule of short-term borrowings

	As of December 31,
	2014	2015

Short-term bank borrowings guaranteed by the Founder and his spouse	50,000,000	100,000,000
Short-term bank borrowings	250,397,309	250,000,000

Total short-term bank borrowings	300,397,309	350,000,000